CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 1,065,945	$ 150,137	¥ 825,929	¥ 2,334,116
Other comprehensive income
Foreign currency translation adjustments, net of tax	7,297	1,028	(32,115)	7,965
Total comprehensive income	1,073,242	151,165	793,814	2,342,081
Less: net income attributable to non-controlling interests			6,177	193
Total comprehensive income attributable to ordinary shareholders	¥ 1,073,242	$ 151,165	¥ 787,637	¥ 2,341,888